Cash and cash equivalents - Summary of cash and cash equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 978	$ 740
Money market funds and other cash equivalents	7,049	10,033
Balance per Group balance sheet	8,027	10,773
Bank overdrafts repayable on demand (unsecured)	0	(1)
Cash and cash equivalents included in Assets held for sale	0	117
Balance per Group cash flow statement	$ 8,027	$ 10,889	$ 10,547	$ 8,189